CONVERTIBLE NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Convertible Notes Payable

	June 30,	December 31,
	2021	2020
Lender	(Unaudited)	(Audited)
Convertible note payable - Power Up Lending Group	$—	$35,000
Convertible note payable - Crown Bridge Partners	$35,000	$172,500
Convertible note payable – Labrys	$537,500	$—
Convertible note payable - GS Capital Partners LLC	$—	$143,500
Convertible note payable – Geneva Roth	$—	$33,500
Convertible note payable - Robert L. Hymers III	$185,000	$70,000
Convertible note payable – Dutchess Capital	$135,000	$10,000
Convertible note payable – Redstart Holdings	$—	$109,000
Convertible note payable - GW Holdings	$—	$98,175
Convertible note payable - St. George/Bucktown	$727,500	$1,160,726
Total	$1,620,000	$1,832,401
Less debt discounts	$(1,122,225)	$(405,507)
Net	$497,775	$1,426,894
Less current portion	$(497,775)	$(1,426,894)
Long term portion	$—	$—

	2020	2019
Convertible note payable – Power Up Lending Group	$35,000	$294
Convertible note payable – Crown Bridge Partners	$172,500	$110,000
Convertible note payable – Odyssey Funding LLC	$—	$250,000
Convertible note payable – Paladin Advisors LLC	$—	$75,000
Convertible note payable- GS Capital Partners LLC	$143,500	$173,000
Convertible note payable – Natural Plant Extract	$—	$56,085
Convertible note payable – Robert L. Hymers III	$70,000	$96,553
Convertible note payable – Geneva Roth	$33,500	$—
Convertible note payable – Dutchess Capital Partners	$10,000	$—
Convertible note payable – Redstart HLDGS	$109,000	$—
Convertible note payable – GW Holdings	$98,175	$—
Convertible notes payable-St George-due Dec 31,2020 and 2019	$1,160,726	$2,947,890
Total	$1,832,401	$3,708,822
Less debt discounts	$(405,507)	$(808,980)
Net	$1,426,894	$2,899,842
Less current portion	$(1,426,894)	$(2,899,842)
Long term portion	$—	$—